Convertible notes (Schedule of Interest Relating to KKR Notes and GM Notes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Notes interest incurred					$ 7,400	45,959	$ 3,020	18,761
Amortization of debt issuance costs	493	3,062
Convertible Notes Interest Cost Capitalization	(194)	(1,207)
Total interest expense	$ 10,719	66,575